Summary of Significant Accounting Policies - Short-term Investments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Summary of Significant Accounting Policies
Short term investments	$ 0.1	$ 0.0